Fully-Benefit Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts	FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACTS
The Master Trust provides a stable value investment fund to participants that is comprised of five security-backed investment contracts. These contracts meet the fully benefit-responsive investment contract criteria and, therefore, are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and expenses. The following represents the contract value of investment contracts held by the Master Trust.

(in thousands)	2025	2024
Total Master Trust stable value investment fund	$1,041,114	$1,018,451

Plan’s interest in Master Trust stable value investment fund	$831,017	$832,463
Security-backed investment contracts are issued by insurance companies or other financial institutions, backed by a portfolio of fixed income funds. The portfolio is owned directly by the Master Trust. The issuer guarantees that all qualified participant withdrawals will be at contract value and that the crediting rate applied will not be less than 0%. Cash flow volatility (for example, timing of benefit payments) as well as asset underperformance can be passed through to the Master Trust through adjustments to future contract crediting rates. Crediting rates are typically reset quarterly to account for the difference between the contract value and the fair value of the underlying portfolio.
Risks arise when entering into any investment contract due to the potential inability of the issuer to meet the terms of the contract. In addition, security-backed investment contracts have the risk of default or lack of liquidity of the underlying portfolio assets. The credit risk of each issuer is evaluated and monitored through the portfolio manager’s credit analysis. The credit analysis includes, but is not limited to, asset quality and liquidity, management quality, surplus adequacy, and profitability. The Master Trust requires that the issuers of each contract have a minimum quality rating as of the contract effective date and that all underlying portfolio assets be rated investment grade at the time of purchase.
Security-backed investment contracts generally are automatically renewing contracts that contain termination provisions, allowing the Master Trust or the contract issuer to terminate with notice, at any time, at fair value, and providing for automatic termination of the contract if the contract value or the fair value of the underlying portfolio equals zero. The issuer is obligated to pay the excess contract value when the fair value of the underlying portfolio equals zero.
In addition, if the Master Trust defaults on its obligations under the contract (including the issuer’s determination that the agreement constitutes a nonexempt prohibited transaction as defined by ERISA), and such default is not corrected within the time permitted by the contract, then the contract may be terminated by the issuer and the Master Trust will receive the fair value as of the date of termination. Each contract recognizes certain “events of default” which can invalidate the contract’s coverage. Among these are investments outside of the range of instruments which are permitted under the investment guidelines contained in the investment contract, fraudulent or other material misrepresentations made to the issuer, changes in control of the investment advisor not approved by the contract issuer, changes in certain key regulatory requirements, or failure of the Master Trust to be tax qualified.
Certain events might limit the ability of the Master Trust to transact at contract value with the contract issuer. Withdrawals associated with these events, which are not in the ordinary course of the Master Trust operations, are paid with a market value adjustment applied to the withdrawal as defined in the investment contract. These events may be different under each contract. Examples of such events include the following:
•Material amendments to the Master Trust’s structure of administration;
•Failure of the Master Trust to qualify under Section 401(a) of the Code or the failure of the Master Trust to be tax-exempt under Section 501(a) of the Code;
•Premature termination of the contracts;
•Complete or partial termination of the Master Trust, including a merger within another plan;
•Redemption of all or a portion of the interests in the Master Trust at the direction of the Company, including withdrawals due to the removal of a specifically identifiable group of employees from coverage under the Master Trust (such as a group layoff or early retirement incentive program), the closing or sale of a subsidiary, employing unit or affiliate, or the Company’s establishment of another tax qualified defined contribution plan;
•Changes to the Master Trust’s prohibition on competing investment options; and
•Bankruptcy of the Company or other company events (for example, divestitures or spinoffs of a subsidiary) that significantly affect the Master Trust’s normal operations.
No events are probable of occurring that might limit the ability of the Master Trust to transact at contract value with the contract issuers and that also would limit the ability of the Master Trust to transact at contract value with the participants.